SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details)	1 Months Ended				12 Months Ended
	May 31, 2018 containership shares	Apr. 30, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($)	Oct. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) containership $ / shares shares	Dec. 31, 2018 USD ($) containership $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 vessel	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) $ / shares shares	Nov. 30, 2016 shares	Oct. 31, 2016 shares	Oct. 05, 2016 USD ($) $ / shares
Share Capital Details
Options exercised (in shares) | shares					18,246	0	7,500
Share capital, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01	$ 0.01
Exercisable at end of year (in dollars per share) | $ / shares					$ 9.92
Common stock, value authorized					$ 2,000,000	$ 2,000,000		$ 1,500,000
Share Capital, shares authorized (in shares) | shares					200,000,000	200,000,000		150,000,000
Increase in authorised common stock | shares						50,000,000
Shares acquired (in shares) | shares	4,024,984					4,024,984
Number of vessels acquired	4				7	4			15
Total authorised for share lending arrangement (in shares) | shares		7,000,000
Long-term debt					$ 1,627,177,000	$ 1,460,347,000
Senior Unsecured Convertible Bonds due 2023
Share Capital Details
Interest rate		4.875%			4.875%
Amount of debt repurchased					$ 3,400,000	12,300,000
Adjustment to equity component of convertible bonds arising from reacquisition of bonds					(200,000)	(600,000)
Senior Unsecured Convertible Bonds Due 2018
Share Capital Details
Long-term debt			$ 63,200,000
Senior Unsecured Convertible Bonds due 2021
Share Capital Details
Common stock, shares loaned to affiliate (in shares) | shares												8,000,000
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023					4,000,000.0	4,000,000.0
Amount of debt repurchased					0.0	12,800,000
Adjustment to equity component of convertible bonds arising from reacquisition of bonds					$ (0.0)	(500,000)
Debt amount														$ 225,000,000
Conversion price (in dollars per share) | $ / shares					$ 15.28									$ 17.7747
Additional paid-in capital | Senior Unsecured Convertible Bonds due 2021
Share Capital Details
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023					$ 4,600,000
Contributed surplus
Share Capital Details
Dividends, Common Stock					$ (31,939,000)	$ 0	$ 0
Stock Options
Share Capital Details
Options exercised (in shares) | shares					65,000	0	7,500
Exercisable at end of year (in dollars per share) | $ / shares					$ 9.58	$ 10.03	$ 11.43
Senior Unsecured Convertible Bonds due 2021
Share Capital Details
Interest rate					5.75%								5.75%
Long-term debt					$ 212,230,000	$ 212,230,000
Shares issued on conversion of convertible debt (in shares) | shares					0.065451000								0.0562596000
Senior Unsecured Convertible Bonds due 2023
Share Capital Details
Common stock, shares loaned to affiliate (in shares) | shares					3,765,842
Interest rate		4.875%
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023					$ 7,100,000	7,400,000
Long-term debt					$ 148,300,000	151,700,000
Shares issued on conversion of convertible debt (in shares) | shares					0.0654462000						0.0528157000
Debt amount										$ 14,000,000.0	$ 150,000,000.0
Conversion price (in dollars per share) | $ / shares					$ 15.28						$ 18.93
Senior Unsecured Convertible Bonds due 2023 | Additional paid-in capital
Share Capital Details
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023		$ 7,906,000			$ 0		$ 0
3.25% Senior Unsecured Convertible Bonds Due 2018
Share Capital Details
Interest rate			3.25%
Senior Unsecured Convertible Bonds Due 2018
Share Capital Details
Interest rate			3.25%
Amount of debt repurchased			$ 63,200,000
Shares issued on conversion of convertible debt (in shares) | shares				9,418,798	651,365
Conversion of principal amount				$ 121,000,000.0
Senior Unsecured Convertible Bonds Due 2018 | Additional paid-in capital
Share Capital Details
Adjustment to equity component of convertible bonds arising from reacquisition of bonds					$ 0	$ (9,933,000)	$ (16,368,000)